SHARE OPTION PLAN (Details 5) (Restricted Stock Units (RSUs)) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended				1 Months Ended
	Nov. 30, 2012	May 31, 2012	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Nov. 30, 2012 Third year after issuance November 2012 Awards	Nov. 30, 2012 Fourth year after issuance November 2012 Awards
SHARE OPTION PLAN
Outstanding at beginning of year			3,313,000	3,313,000
Granted	1,599,000	124,000
Forfeited			(222,000)	(222,000)
Outstanding at end of year			3,091,000	3,091,000
Vested and expected to vest at December 31, 2013			2,376,240	2,376,240
Outstanding at beginning of year			$ 2.08
Forfeited			$ 2.16
Outstanding at end of year			$ 2.07
Vested and expected to vest at December 31, 2013			$ 2.02
Vesting percentage							75.00%	25.00%
Share-based compensation expenses				9,276	4,454	3,037
Unrecognized compensation cost related to restricted share units				11,219
Unrecognized compensation cost, recognition period			1 year 11 months 23 days	1 year 11 months 23 days